Financial Instruments Fair Value DIsclosures - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) € in Thousands	Jun. 30, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Short-term investments	€ 0
Financial assets, at fair value	0
Financial liabilities, at fair value	24,781
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	24,781
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Short-term investments	0
Financial assets, at fair value	0
Level II [member]
Disclosure of detailed information about financial instruments [line items]
Short-term investments	0
Financial assets, at fair value	0
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Short-term investments	0
Financial assets, at fair value	0
Financial liabilities, at fair value	24,781
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 24,781